MANNING & NAPIER INSURANCE FUND, INC.

MANNING & NAPIER MODERATE GROWTH PORTFOLIO
MANNING & NAPIER GROWTH PORTFOLIO
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO
MANNING & NAPIER SMALL CAP PORTFOLIO
MANNING & NAPIER EQUITY PORTFOLIO
MANNING & NAPIER BOND PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 1999

MANAGEMENT DISCUSSION AND ANALYSIS - JUNE 30, 1999 (UNAUDITED)


DEAR CONTRACT OWNER:

As we began 1999, we expected the markets to be volatile and unstable, which has held true. The U.S. stock market continued to climb throughout the first half of the year. Stocks set several early highs, but have subsequently declined from those levels and have been quite volatile. Rising interest rates caused a disruption in the bond market, leading to negative returns in all but the shortest-term bonds.

There is still a wide performance gap between the majority of stocks and the handful of large companies driving the indices. Despite the turbulence in the overall stock market, the stocks held within the portfolios have performed well for the first half of the year. We continue to believe the market in general is extremely overvalued, especially in the narrow group of large, well-known stocks. We continue to look elsewhere for buying opportunities. One of the areas that contributed to our performance has been our international holdings. We had taken the opportunity in 1998 to purchase securities in certain overseas markets at very attractive valuations, and over time they have begun to rebound from those low levels.

After a steep rise in the first quarter of this year, interest rates increased again in the second. Although not as severe, this second quarter increase resulted in continued declines in our bond holding returns. The continued increase in interest rates can be attributed several factors, including a high rate of economic growth, low unemployment and rising oil prices. These short-term economic factors seem to point to the possibility of higher inflation, but we believe that over the longer-term inflation will stay in check as the global economy and competitive influences on both foreign and domestic companies limit the severity of any increase.

The long-range perspective of annuity contracts is particularly advantageous when valuations are high and short-term uncertainty is increasing, as is the current situation. As we look forward, we continue to believe stock market valuations are at extremes and have turned our efforts to areas that represent much more reasonably priced alternatives.

Thank you for your continued support of the Manning & Napier Variable Annuity. We will make every effort to warrant your continued confidence in our services.

Sincerely,


MANNING & NAPIER ADVISORS, INC.

PERFORMANCE UPDATE AS OF JUNE 30, 1999 (UNAUDITED)

OBJECTIVES BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO)

Each of the Objectives Based Portfolios is managed toward a specific investment objective, with the specific asset allocation adjusted throughout the year in response to the prevailing market conditions and our economic outlook. The current market environment, with market valuations in general at extreme levels and rising interest rates, is a challenging one, but for the first half of 1999 the Objectives Based Portfolios have turned in solid returns.

One of the areas that contributed to our performance was our international holdings, an area that has become an increasing focus for us. An extended period of low performance and negative investor sentiment in overseas markets provided us the opportunity to purchase some undervalued foreign companies. Investors are beginning to become more confident in the opportunities available in foreign markets and we feel these securities will have plenty of room to continue to improve before they reach normal valuations.

This strong performance has come despite a difficult bond market environment, with rising yields having resulted in negative returns in general across the U.S. Treasury and corporate bond markets. The falling bond prices have had less of an impact on the more growth-oriented portfolios which generally have higher allocations to equity holdings and lower amounts committed to fixed income securities.



Manning & Napier
Moderate Growth Portfolio


                                 Total Return
                                 -------------
Through      Growth of $10,000                  Average
06/30/99         Investment       Cumulative     Annual
-----------  ------------------  -------------  --------
One Year. .  $           10,928          9.28%     9.28%
Inception 1  $           12,806         28.06%     9.73%







Lehman Brothers
Intermediate Bond Index 4
                                               Total Return
                                               -------------
Through                    Growth of $10,000                  Average
06/30/99                       Investment       Cumulative     Annual
-------------------------  ------------------  -------------  --------
One Year. . . . . . . . .  $           10,419          4.19%     4.19%
Inception 1 . . . . . . .  $           11,707         17.07%     6.10%







30-70 Blended Index 5
                                           Total Return
                                           -------------
Through                Growth of $10,000                  Average
06/30/99                   Investment       Cumulative     Annual
---------------------  ------------------  -------------  --------
One Year. . . . . . .  $           11,002         10.02%    10.02%
Inception 1 . . . . .  $           13,935         39.35%    13.27%




[graphic]
<line chart>
Data for line chart to follow:



          Manning & Napier   Lehman Brothers
          Moderate Growth   Intermediate Bond
Date         Portfolio            Index        30-70 Blended Index
11/01/96            10,000             10,000               10,000
12/31/96            10,110             10,067               10,211
12/31/97            11,397             10,859               11,764
12/31/98            12,109             11,775               13,501
06/30/99            12,806             11,707               13,935




[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Moderate Growth Portfolio - As of 6/30/99

Stocks - 30.01%
Bonds, cash, short-term investments, and liabilities, less other assets - 69.99%


Please see Page 9 for Footnotes
3

PERFORMANCE UPDATE AS OF JUNE 30, 1999 (UNAUDITED)

OBJECTIVES BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO)






Manning & Napier
Growth Portfolio
                                      Total Return
                                      -------------
Through           Growth of $10,000                  Average
06/30/99              Investment       Cumulative     Annual
----------------  ------------------  -------------  --------
One Year . . . .  $           11,153         11.53%    11.53%
Inception 1. . .  $           13,910         39.10%    13.19%







Lehman Brothers
Intermediate Bond Index 4
                                               Total Return
                                               -------------
Through                    Growth of $10,000                  Average
06/30/99                       Investment       Cumulative     Annual
-------------------------  ------------------  -------------  --------
One Year. . . . . . . . .  $           10,419          4.19%     4.19%
Inception 1 . . . . . . .  $           11,707         17.07%     6.10%







50-50 Blended Index 6
                                           Total Return
                                           -------------
Through                Growth of $10,000                  Average
06/30/99                   Investment       Cumulative     Annual
---------------------  ------------------  -------------  --------
One Year. . . . . . .  $           11,325         13.25%    13.25%
Inception 1 . . . . .  $           15,674         56.74%    18.38%




[graphic]
<line chart>
Data for line chart to follow:



                             Lehman Brothers
          Manning & Napier  Intermediate Bond
Date      Growth Portfolio        Index        50-50 Blended Index
11/01/96            10,000             10,000               10,000
12/31/96            10,250             10,067               10,311
12/31/97            12,221             10,859               12,495
12/31/98            12,474             10,844               14,874
06/30/99            13,910             11,707               15,674



[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Growth Portfolio - As of 6/30/99

Stocks - 47.98%
Bonds - 37.36%
Cash, short-term investments, and liabilities, less other assets - 14.66%


Please see Page 9 for Footnotes
4

PERFORMANCE UPDATE AS OF JUNE 30, 1999 (UNAUDITED)

OBJECTIVES BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO)






Manning & Napier
Maximum Horizon Portfolio
                                               Total Return
                                               -------------
Through                    Growth of $10,000                  Average
06/30/99                       Investment       Cumulative     Annual
-------------------------  ------------------  -------------  --------
One Year. . . . . . . . .  $           12,013         20.13%    20.13%
Inception 1 . . . . . . .  $           16,728         67.28%    21.31%







Standard & Poor's (S&P) 500 Total Return Index 3
                                                                      Total Return
                                                                      -------------
Through                                           Growth of $10,000                  Average
06/30/99                                              Investment       Cumulative     Annual
------------------------------------------------  ------------------  -------------  --------
One Year . . . . . . . . . . . . . . . . . . . .  $           12,277         22.77%    22.77%
Inception 1. . . . . . . . . . . . . . . . . . .  $           20,314        103.14%    30.53%



[graphic]
<line chart>
Data for line chart to follow:



          Manning & Napier  Standard & Poor's
          Maximum Horizon    (S&P) 500 Total
Date         Portfolio        Return Index
11/01/96            10,000             10,000
12/31/96            10,440             10,542
12/31/97            12,913             14,057
12/31/98            13,418             18,076
06/30/99            16,728             20,314



[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Maximum Horizon Portfolio - As of 6/30/99

Stocks - 86.60%
Bonds - 5.70%
Cash, short-term investments, and liabilities, less other assets - 7.70%


Please see Page 9 for Footnotes
5

PERFORMANCE UPDATE AS OF JUNE 30, 1999 (UNAUDITED)

SMALL CAP PORTFOLIO

As we have stated previously, we believe small company stocks represent a very appealing investment opportunity at this time. Valuations in the small cap sector are and have been very attractive relative to larger stocks.

Over the course of 1998, we increased our holdings in the energy sector. We expected the low level of oil prices to force a reduction of the excess capacity and eventually lead to rising prices, and we invested in several oil-related stocks when they were available at very low prices. This strategy has paid off as oil prices have rebounded sharply, up over 50% from their December lows, and several of the energy-related stocks within the Portfolio have generated above average returns.

Our focus on valuations and our disciplined approach to portfolio management has allowed us to seek out several securities that are attractive and appear to be undervalued. We are extremely optimistic on the outlook for the small cap sector, and we are continuously looking for securities we believe are good strategy fits.







Manning & Napier
Small Cap Portfolio
                                         Total Return
                                         -------------
Through              Growth of $10,000                  Average
06/30/99                 Investment       Cumulative     Annual
-------------------  ------------------  -------------  --------
One Year. . . . . .  $            8,581        -14.19%   -14.19%
Inception 1 . . . .  $           11,129         11.29%     4.10%







Standard & Poor's (S&P) 500 Total Return Index 3
                                                                      Total Return
                                                                      -------------
Through                                           Growth of $10,000                  Average
06/30/99                                              Investment       Cumulative     Annual
------------------------------------------------  ------------------  -------------  --------
One Year . . . . . . . . . . . . . . . . . . . .  $           12,277         22.77%    22.77%
Inception 1. . . . . . . . . . . . . . . . . . .  $           20,314        103.14%    30.53%



[graphic]
<line chart>
Data for line chart to follow:



                               Standard & Poor's
           Manning & Napier     (S&P) 500 Total
Date      Small Cap Portfolio    Return Index
11/01/96               10,000             10,000
12/31/96               10,720             10,542
12/31/97               12,138             14,057
12/31/98               10,781             18,076
06/30/99               11,129             20,314



[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Small Cap Portfolio - As of 6/30/99

Chemicals & Allied Products - 9.4%
Communications - 8.5%
Crude Petroleum & Natural Gas - 8.7%
Electronics & Electrical Equipment - 3.5%
Glass Products - 3.5%
Paper & Allied Products - 4.3%
Textile Mill Products - 4.4%
Transportation - 5.0%
Cash, short-term investments, and liabilities, less other assets - 32.7% Miscellaneous * - 20.0%

* Miscellaneous includes:
Agricultural Production
Apparel
Industrial & Commercial Machinery
Refuse Systems
Retail - Specialty Stores
Rubber & miscellaneous Plastic Products
Software
Technical Instruments & Supplies
Testing Laboratories


Please see Page 9 for Footnotes
6

PERFORMANCE UPDATE AS OF JUNE 30, 1999 (UNAUDITED)

EQUITY PORTFOLIO

The objective of the Equity Portfolio is to provide long-term capital growth, accepting stock market volatility. With our traditional investment strategies and pricing disciplines, we believe it is important to be very selective in the stock choices.

Throughout 1998, we moved out of areas of extremely high valuations and into areas that we feel meet our valuation criteria, particularly foreign securities. An extended period of low performance and negative investor sentiment in overseas markets provided us the opportunity to purchase some undervalued foreign companies which has created some excellent opportunities in our Equity Portfolio.

We have shied away from the high-flying crazes, such as internet stocks and the narrow large-cap growth stocks that have been driven to precarious valuations. Recently, we have been able to find good investments in more reasonably-valued technology stocks, and we have also positioned the Portfolio in areas such as foreign stocks and cyclical stocks. All of these have made substantial contributions to the Portfolio's return as they have strengthened this year.






Manning & Napier
Equity Portfolio
                                      Total Return
                                      -------------
Through           Growth of $10,000                  Average
06/30/99              Investment       Cumulative     Annual
----------------  ------------------  -------------  --------
One Year . . . .  $           13,225         32.25%    32.25%
Inception 1. . .  $           17,587         75.87%    23.62%







Standard & Poor's (S&P) 500 Total Return Index 3
                                                                      Total Return
                                                                      -------------
Through                                           Growth of $10,000                  Average
06/30/99                                              Investment       Cumulative     Annual
------------------------------------------------  ------------------  -------------  --------
One Year . . . . . . . . . . . . . . . . . . . .  $           12,277         22.77%    22.77%
Inception 1. . . . . . . . . . . . . . . . . . .  $           20,314        103.14%    30.53%



[graphic]
<line chart>
Data for line chart to follow:



                            Standard & Poor's
          Manning & Napier   (S&P) 500 Total
Date      Equity Portfolio    Return Index
11/01/96            10,000             10,000
12/31/96            10,560             10,542
12/31/97            12,826             14,057
12/31/98            13,299             18,076
06/30/99            17,587             20,314



[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Equity Portfolio - As of 6/30/99

Chemicals & Allied Products - 13.6%
Crude Petroleum & Natural Gas - 7.9%
Diamonds - 4.2%
Electronics & Electrical Equipment - 6.3%
Food & Beverages - 6.4%
Glass Products - 5.4%
Paper & Allied Products - 18.5%
Software - 13.2%
Technical Instruments & Supplies - 6.6%
Transportation - 4.4%
Miscellaneous * - 13.5%

* Miscellaneous includes:
Business Services
Manufacturing - Miscellaneous
Restaurants
Telecommunication Services
Cash, short-term investments, and liabilities, less other assets


Please see Page 9 for Footnotes
7

PERFORMANCE UPDATE AS OF JUNE 30, 1999 (UNAUDITED)

BOND PORTFOLIO

It was a tough beginning for fixed income investors. As we stated in the overview, interest rates have continued their uphill climb throughout the first two quarters of 1999. As rates neared their one-year high, bonds of almost all maturities have fallen in value. We believe this period of falling bond prices and rising yields to be temporary. Since rising interest rates tend to be self-correcting, we expect the long-term trend of declining interest rates to resume as temporary pressures subside.

As always, we continue to monitor the short-term factors that impact the market but only to compare them to the relative effect on our long-term overview, rather than managing our portfolio for the short-term.






Manning & Napier
Bond Portfolio
                                      Total Return
                                      -------------
Through           Growth of $10,000                  Average
06/30/99              Investment       Cumulative     Annual
----------------  ------------------  -------------  --------
One Year . . . .  $           10,204          2.04%     2.04%
Inception 1. . .  $           11,610         16.10%     5.77%







Merrill Lynch Corporate/Government Bond Index 2
                                                                     Total Return
                                                                     -------------
Through                                          Growth of $10,000                  Average
06/30/99                                             Investment       Cumulative     Annual
-----------------------------------------------  ------------------  -------------  --------
One Year. . . . . . . . . . . . . . . . . . . .  $           10,271          2.71%     2.71%
Inception 1 . . . . . . . . . . . . . . . . . .  $           11,843         18.43%     6.56%



[graphic]
<line chart>
Data for line chart to follow:



                               Merrill Lynch
          Manning & Napier  Corporate/Government
Date       Bond Portfolio        Bond Index
11/01/96            10,000                10,000
12/31/96             9,940                10,076
12/31/97            10,915                11,061
12/31/98            11,969                12,115
06/30/99            11,610                11,843



[graphic]
<pie chart>
Data for pie chart to follow:

Effective  Maturity  -  Bond  Portfolio  -  As  of  6/30/99

Less  than  1  Year  -  20.5%
1  -  3  Years  -  23.1%
5  -  10  Years  -  30.8%
Over  10  Years  -  25.6%

[graphic]
<pie  chart>
Data  for  pie  chart  to  follow:


Portfolio  Composition  -  Bond  Portfolio  -  As  of  6/30/99

U.S.  Treasury  Securities  -  53%
U.S. Governments Agencies, cash, short-term investments, and liabilities, less other assets - 47%


Please  see  Page  9  for  Footnotes
8

FOOTNOTES  TO  PERFORMANCE  UPDATE  (UNAUDITED)

1   Performance  numbers  for  the  Portfolios  and  Indices are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,731 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Portfolio returns, do not reflect any fees or expenses.


3 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

4 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,858 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

5 The 30-70 Blended Index is 30% S&P 500 Total Return Index (3) and 70% Lehman Brothers Intermediate Bond Index (see note 4). The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

6 The 50-50 Blended Index is 50% S&P 500 Total Return Index (see note 3) and 50% Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 7,520 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  1999  (UNAUDITED)





                                                              SHARES/         VALUE
MANNING & NAPIER MODERATE GROWTH PORTFOLIO               PRINCIPAL AMOUNT   (NOTE 2)
-------------------------------------------------------  -----------------  ---------
COMMON STOCK - 30.01%
BUSINESS SERVICES - 1.32%
National Data Corp. . . . . . . . . . . . . . . . . . .                 50  $  2,137
                                                                            ---------

CHEMICAL & ALLIED PRODUCTS - 5.49%
     BIOLOGICAL PRODUCTS - 1.59%
     Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .                 75     2,583
                                                                            ---------

     PHARMACEUTICAL PREPARATIONS - 3.90%
     Mylan Laboratories, Inc. . . . . . . . . . . . . .                100     2,650
     Teva Pharmaceutical Industries Ltd. - ADR (Note 7)                 75     3,675
                                                                            ---------
                                                                               6,325
                                                                            ---------
                                                                               8,908
                                                                            ---------

CRUDE PETROLEUM & NATURAL GAS - 3.94%
Gulf Canada Resources Ltd. - ADR (Note 7) . . . . . . .                700     2,931
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7) . .                225     3,465
                                                                            ---------
                                                                               6,396
                                                                            ---------

DIAMONDS - 2.21%
De Beers Consolidated Mines - ADR (Note 7). . . . . . .                150     3,581
                                                                            ---------

FOOD & BEVERAGES - 2.04%
Unilever plc - ADR (Note 7) . . . . . . . . . . . . . .                 89     3,315
                                                                            ---------

MANUFACTURING - MISCELLANEOUS - 2.45%
Mattel, Inc.. . . . . . . . . . . . . . . . . . . . . .                150     3,966
                                                                            ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 5.84%
Eastman Kodak Co. . . . . . . . . . . . . . . . . . . .                 50     3,387
Millipore Corp. . . . . . . . . . . . . . . . . . . . .                150     6,084
                                                                            ---------
                                                                               9,471
                                                                            ---------


TELECOMMUNICATION SERVICES - 3.62%
Telecomunicacoes Brasileiras S.A. (Telebras) -
  ADR PFD (Note 7). . . . . . . . . . . . . . . . . . .                 65     5,862
Telecomunicacoes Brasileiras S.A. (Telebras)  -
  ADR (Note 7). . . . . . . . . . . . . . . . . . . . .                 65         4
                                                                            ---------
                                                                               5,866
                                                                            ---------
TRANSPORTATION- RAILROAD - 3.10%
Canadian National Railway Co. - ADR (Note 7). . . . . .                 75     5,025
                                                                            ---------

TOTAL COMMON STOCK
(Identified Cost $45,517)                                                     48,665
                                                                            ---------

U.S. TREASURY SECURITIES - 44.25%

U.S. TREASURY BONDS - 13.99%
U.S. Treasury Bond, 6.875%, 8/15/2025
(Identified Cost $21,919) . . . . . . . . . . . . . . .  $          21,000    22,673
                                                                            ---------

U.S. TREASURY NOTES - 30.26%
U.S. Treasury Note, 4.625%, 12/31/2000. . . . . . . . .              5,000     4,939
U.S. Treasury Note, 5.875%, 9/30/2002 . . . . . . . . .             20,000    20,119
U.S. Treasury Note, 5.50%, 3/31/2003. . . . . . . . . .             19,000    18,857
U.S. Treasury Note, 6.50%, 10/15/2006 . . . . . . . . .              5,000     5,159
                                                                            ---------

TOTAL U.S. TREASURY NOTES
(Identified Cost $49,580)                                                     49,074
                                                                            ---------




The accompanying notes are an integral part of the financial statements.

INVESTMENT PORTFOLIO - JUNE 30, 1999 (UNAUDITED)




                                                           PRINCIPAL       VALUE
MANNING & NAPIER MODERATE GROWTH PORTFOLIO (CONTINUED)  AMOUNT/ SHARES   (NOTE 2)
------------------------------------------------------  ---------------  ---------
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $71,499 )                                               $ 71,747
                                                                         ---------

U.S. GOVERNMENT AGENCIES - 27.23%
Federal Home Loan Mortgage Corporation, 5.95%,
   11/05/1999. . . . . . . . . . . . . . . . . . . . .  $        15,000    15,025
Federal National Mortgage Association, 5.67%,
   5/26/2000 . . . . . . . . . . . . . . . . . . . . .           15,000    15,002
Federal National Mortgage Association, 6.25%,
   5/15/2029                                                     15,000    14,126
                                                                         ---------
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $43,920)                                                  44,156
                                                                         ---------

SHORT-TERM INVESTMENTS - 2.24%
Dreyfus Treasury Cash Management Fund
(Identified Cost $3,633). . . . . . . . . . . . . . .             3,633     3,633
                                                                         ---------

TOTAL INVESTMENTS - 103.73%
(Identified Cost $164,569)                                                168,201

LIABILITIES, LESS OTHER ASSETS - (3.73)%                                   (6,045)
                                                                         ---------

NET ASSETS - 100%                                                        $162,156
                                                                         =========





*Non-income producing security

FEDERAL TAX INFORMATION:
At June 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $164,569 was as follows:



Unrealized appreciation . . .  $ 6,149
Unrealized depreciation . . .   (2,517)
                               --------

UNREALIZED APPRECIATION - NET  $ 3,632
                               ========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  1999  (UNAUDITED)



                                                           VALUE
MANNING & NAPIER GROWTH PORTFOLIO                SHARES  (NOTE 2)
-----------------------------------------------  ------  ---------
COMMON STOCK - 47.98%

BUSINESS SERVICES - 1.85%
National Data Corp. . . . . . . . . . . . . . .     225  $  9,619
                                                         ---------

CHEMICAL & ALLIED PRODUCTS - 8.96%
   BIOLOGICAL PRODUCTS - 2.32%
   Sigma-Aldrich Corp.. . . . . . . . . . . . .     350    12,053
                                                         ---------

   PHARMACEUTICAL PREPARATIONS - 3.65%
   Mylan Laboratories, Inc. . . . . . . . . . .     300     7,950
   Teva Pharmaceutical Industries Ltd. - ADR
    (Note 7). . . . . . . . . . . . . . . . . .     225    11,025
                                                         ---------
                                                           18,975
                                                         ---------

   PLASTIC MATERIALS - 2.99%
   Eastman Chemical Co. . . . . . . . . . . . .     300    15,525
                                                         ---------
                                                           46,553
                                                         ---------

CRUDE PETROLEUM & NATURAL GAS - 9.02%
Burlington Resources, Inc.. . . . . . . . . . .     100     4,325
Gulf Canada Resources Ltd. - ADR* (Note 7). . .   2,800    11,725
Noble Affiliates, Inc.. . . . . . . . . . . . .     150     4,228
Petroleo Brasileiro S.A. (Petrobras) -
    ADR (Note 7). . . . . . . . . . . . . . . .   1,725    26,562
                                                         ---------
                                                           46,840
                                                         ---------

DIAMONDS - 2.76%
De Beers Consolidated Mines - ADR (Note 7). . .     600    14,325
                                                         ---------

FOOD & BEVERAGES - 2.23%
Unilever plc - ADR (Note 7) . . . . . . . . . .     312    11,622
                                                         ---------

MANUFACTURING - MISCELLANEOUS - 2.42%
Mattel, Inc.. . . . . . . . . . . . . . . . . .     475    12,558
                                                         ---------

PAPER & ALLIED PRODUCTS - 2.35%
Asia Pulp & Paper Co. Ltd. - ADR* (Note 7). . .     675     6,497
Kimberly-Clark Corp.. . . . . . . . . . . . . .     100     5,700
                                                         ---------
                                                           12,197
                                                         ---------

SOFTWARE - 3.92%
Computer Associates International, Inc. . . . .     100     5,500
Oracle Corp.* . . . . . . . . . . . . . . . . .     400    14,850
                                                           20,350
                                                         ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 7.30%
Eastman Kodak Co. . . . . . . . . . . . . . . .     275    18,631
Millipore Corp. . . . . . . . . . . . . . . . .     475    19,267
                                                           37,898
                                                         ---------

TELECOMMUNICATION SERVICES - 3.30%
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR  PFD (Note 7) . . . . . . . . . . . . .     190    17,136
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR (Note 7). . . . . . . . . . . . . . . .     190        12
                                                         ---------
                                                           17,148
                                                         ---------

TRANSPORTATION  - RAILWAY - 3.87%
Canadian National Railway Co. - ADR (Note 7). .     300    20,100
                                                         ---------

TOTAL COMMON STOCK
(Identified Cost $227,759)                                249,210
                                                         ---------




The accompanying notes are an integral part of the financial statements.
12

INVESTMENT PORTFOLIO - JUNE 30, 1999 (UNAUDITED)



                                                       SHARES/PRINCIPAL     VALUE
MANNING & NAPIER GROWTH PORTFOLIO (CONTINUED)               AMOUNT        (NOTE 2)
-----------------------------------------------------  -----------------  ---------
U.S. TREASURY SECURITIES - 37.36%

U.S. TREASURY BONDS - 18.28%
U.S. Treasury Bond, 6.875%, 8/15/2025 . . . . . . . .  $          40,000  $ 43,187
U.S. Treasury Bond, 6.50%, 11/15/2026 . . . . . . . .             50,000    51,750
                                                                          ---------

TOTAL U.S. TREASURY BONDS
  (Identified Cost $97,137)                                                 94,937
                                                                          ---------

U.S. TREASURY NOTES - 19.08%
U.S. Treasury Note, 4.25%, 11/15/2003
  (Identified Cost $101,315). . . . . . . . . . . . .            105,000    99,061
                                                                          ---------

TOTAL U.S. TREASURY SECURITIES
  (Identified Cost $198,452)                                               193,998
                                                                          ---------


SHORT-TERM INVESTMENTS - 15.03%
Federal National Mortgage Corporation Discount Note,
  6/02/2000 . . . . . . . . . . . . . . . . . . . . .             50,000    47,533
U.S. Treasury Bill, 7/08/1999 . . . . . . . . . . . .             20,000    19,984
Dreyfus Treasury Cash Management Fund . . . . . . . .             10,517    10,517
                                                                          ---------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $78,034)                                                 78,034
                                                                          ---------

TOTAL INVESTMENTS - 100.37%
  (Identified Cost $504,245)                                               521,242

LIABILITIES, LESS OTHER ASSETS - (0.37)%                                    (1,917)
                                                                          ---------

NET ASSETS - 100%                                                         $519,325
                                                                          =========




*Non-income producing security

FEDERAL TAX INFORMATION:

At June 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $504,245 was as follows:



Unrealized appreciation . . .  $ 27,452
Unrealized depreciation . . .   (10,455)
                               ---------

UNREALIZED APPRECIATION - NET  $ 16,997
                               =========





The accompanying notes are an integral part of the financial statements.

INVESTMENT PORTFOLIO - JUNE 30, 1999 (UNAUDITED)




                                                                    VALUE
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO                SHARES  (NOTE 2)
--------------------------------------------------------  ------  ---------
COMMON STOCK - 86.60%
BUSINESS SERVICES - 2.02%
National Data Corp.. . . . . . . . . . . . . . . . . . .     100  $  4,275
                                                                  ---------

CHEMICAL & ALLIED PRODUCTS - 14.99%
  BIOLOGICAL PRODUCTS - 2.44%
  Sigma-Aldrich Corp.. . . . . . . . . . . . . . . . . .     150     5,166
                                                                  ---------

  PHARMACEUTICAL PREPARATIONS - 7.47%
  Celltech plc* (United Kingdom) (Note 7). . . . . . . .     900     6,957
  Mylan Laboratories, Inc. . . . . . . . . . . . . . . .     150     3,975
  Teva Pharmaceutical Industries Ltd. - ADR (Note 7) . .     100     4,900
                                                                  ---------
                                                                    15,832
                                                                  ---------
  PLASTIC MATERIALS - 5.08%
   Eastman Chemical Co.. . . . . . . . . . . . . . . . .     100     5,175
   Wellman, Inc. . . . . . . . . . . . . . . . . . . . .     350     5,578
                                                                  ---------
                                                                    10,753
                                                                  ---------
                                                                    31,751
                                                                  ---------

CRUDE PETROLEUM & NATURAL GAS - 7.22%
Gulf Canada Resources Ltd. - ADR (Note 7). . . . . . . .   1,000     4,188
Noble Affiliates, Inc. . . . . . . . . . . . . . . . . .      50     1,409
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7). . .     500     7,699
Talisman Energy, Inc.* . . . . . . . . . . . . . . . . .      75     1,992
                                                                  ---------
                                                                    15,288
                                                                  ---------

DIAMONDS - 1.13%
De Beers Consolidated Mines - ADR (Note 7) . . . . . . .     100     2,388
                                                                  ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 4.47%
Motorola, Inc. . . . . . . . . . . . . . . . . . . . . .     100     9,475
                                                                  ---------

FOOD & BEVERAGES - 6.75%
Allied Domecq plc - ADR (Note 7) . . . . . . . . . . . .     200     1,933
Bestfoods. . . . . . . . . . . . . . . . . . . . . . . .     150     7,425
Unilever plc - ADR (Note 7). . . . . . . . . . . . . . .     133     4,954
                                                                  ---------
                                                                    14,312
                                                                  ---------
GLASS PRODUCTS - 3.31%
Corning, Inc.. . . . . . . . . . . . . . . . . . . . . .     100     7,012
                                                                  ---------

MANUFACTURING - MISCELLANEOUS - 3.12%
Mattel, Inc. . . . . . . . . . . . . . . . . . . . . . .     250     6,609
                                                                  ---------

PAPER & ALLIED PRODUCTS - 13.74%
Aracruz Celulose S.A. - ADR (Note 7) . . . . . . . . . .     300     6,600
Asia Pulp & Paper Co. Ltd. - ADR (Note 7). . . . . . . .     500     4,812
Fort James Corp. . . . . . . . . . . . . . . . . . . . .     150     5,681
International Paper Co.. . . . . . . . . . . . . . . . .     125     6,313
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .     100     5,700
                                                                  ---------
                                                                    29,106
                                                                  ---------

PRINTING & PUBLISHING - 2.25%
South China Morning Post (Holdings) Ltd. -  ADR (Note 7)   1,700     4,766
                                                                  ---------



The accompanying notes are an integral part of the financial statements.

INVESTMENT PORTFOLIO - JUNE 30, 1999 (UNAUDITED)




                                                        SHARES/PRINCIPAL     VALUE
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO (CONTINUED)       AMOUNT        (NOTE 2)
------------------------------------------------------  -----------------  ---------
RESTAURANTS - 4.87%
McDonald's Corp. . . . . . . . . . . . . . . . . . . .                250  $ 10,328
                                                                           ---------

SOFTWARE - 10.45%
Computer Associates International Inc. . . . . . . . .                150     8,250
Oracle Corp.*. . . . . . . . . . . . . . . . . . . . .                200     7,425
J.D. Edwards & Co. . . . . . . . . . . . . . . . . . .                350     6,475
                                                                           ---------
                                                                             22,150
                                                                           ---------
TECHNICAL INSTRUMENTS & SUPPLIES - 6.71%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . .                150    10,163
Millipore Corp.. . . . . . . . . . . . . . . . . . . .                100     4,056
                                                                           ---------
                                                                             14,219
                                                                           ---------
TELECOMMUNICATION SERVICES - 3.20%
Telecomunicacoes Brasileiras S.A. (Telebras) -
  ADR PFD (Note 7) . . . . . . . . . . . . . . . . . .                 75     6,764
Telecomunicacoes Brasileiras S.A. (Telebras) -
  ADR (Note 7) . . . . . . . . . . . . . . . . . . . .                 75         5
                                                                           ---------
                                                                              6,769
                                                                           ---------
TRANSPORTATION- RAILROAD - 2.37%
Canadian National Railway Co. - ADR (Note 7) . . . . .                 75     5,025
                                                                           ---------

TOTAL COMMON STOCK
(Identified Cost $161,664)                                                  183,473
                                                                           ---------

U.S. TREASURY SECURITIES- 5.70%
U.S. Treasury Bond, 6.50%, 11/15/2026. . . . . . . . .  $           5,000     5,175
U.S. Treasury Note, 5.375%, 6/30/2003. . . . . . . . .              7,000     6,913
                                                                           ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $12,751)                                                 12,088
                                                                           ---------

SHORT-TERM INVESTMENTS - 10.96%
U.S. Treasury Bill, 7/8/1999 . . . . . . . . . . . . .             20,000    19,983
Dreyfus Treasury Cash Management Fund. . . . . . . . .              3,229     3,229
                                                                           ---------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $23,212)                                                    23,212
                                                                           ---------

TOTAL INVESTMENTS - 103.26%
(Identified Cost $197,627)                                                  218,773

 LIABILITIES, LESS OTHER ASSETS - (3.26)%                                    (6,901)
                                                                           ---------

NET ASSETS - 100%                                                          $211,872
                                                                           =========



*Non-income producing security

FEDERAL TAX INFORMATION:
At June 30, 1999, the net unrealized depreciation based on identified cost for federal income tax purposes of $197,627 was as follows:



Unrealized appreciation . . .  $29,106
Unrealized depreciation . . .   (7,960)
                               --------

UNREALIZED APPRECIATION - NET  $21,146
                               ========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  1999  (UNAUDITED)




                                                           VALUE
MANNING & NAPIER SMALL CAP PORTFOLIO             SHARES  (NOTE 2)
-----------------------------------------------  ------  ---------
COMMON STOCK - 67.29%

AGRICULTURAL PRODUCTION - 1.82%
Sylvan, Inc.* . . . . . . . . . . . . . . . . .     225  $  2,616
                                                         ---------

APPAREL - 1.13%
Novel Denim Holdings Ltd.*. . . . . . . . . . .     200     1,619
                                                         ---------

CHEMICAL & ALLIED PRODUCTS - 9.36%
Cypress Bioscience, Inc.* . . . . . . . . . . .   1,400     4,419
Orion-Yhtyma Oyj- B Shares (Finland) (Note 7) .     380     9,035
                                                         ---------
                                                           13,454
                                                         ---------
COMMUNICATIONS - 8.54%
Granite Broadcasting Corp.* . . . . . . . . . .     400     3,125
Grupo Radio Centro S.A. - ADR (Note 7). . . . .     775     4,069
Microcell Telecommunications, Inc. * (Note 7) .     650     5,078
                                                         ---------
                                                           12,272
                                                         ---------
CRUDE PETROLEUM & NATURAL GAS - 8.74%
Gulf Canada Resources Ltd. - ADR (Note 7) . . .   3,000    12,562

ELECTRONICS & ELECTRICAL EQUIPMENT - 3.48%
The Carbide/Graphite Group, Inc.* . . . . . . .     350     5,009
                                                         ---------

GLASS PRODUCTS - 3.53%
Libbey, Inc.. . . . . . . . . . . . . . . . . .     175     5,075
                                                         ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 3.40%
NN Ball & Roller, Inc.. . . . . . . . . . . . .     850     4,887
                                                         ---------

PAPER & ALLIED PRODUCTS - 4.25%
Smurfit-Stone Container Corp. . . . . . . . . .     297     6,107
                                                         ---------

REFUSE SYSTEMS - 1.70%
Newpark Resources, Inc.*. . . . . . . . . . . .     275     2,441
                                                         ---------

RETAIL - SPECIALTY STORES - 0.91%
Hancock Fabrics, Inc. . . . . . . . . . . . . .     300     1,312
                                                         ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 3.05%
Applied Extrusion Technologies, Inc.. . . . . .     575     4,384
                                                         ---------

SOFTWARE - 2.90%
J. D. Edwards & Co.*. . . . . . . . . . . . . .     225     4,163
                                                         ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 3.29%
Orbital Sciences Corp.* . . . . . . . . . . . .     200     4,725
                                                         ---------

TESTING LABORATORIES - 1.78%
 Paradigm Geophysical Ltd.* . . . . . . . . . .     375     2,555
                                                         ---------

TEXTILE MILL PRODUCTS - 4.42%
Albany International Corp. - Class A. . . . . .     306     6,350
                                                         ---------

TRANSPORTATION - 4.99%
Guangshen Railway Co. Ltd.- ADR (Note 7). . . .     575     4,384
Trico Marine Services, Inc.*. . . . . . . . . .     425     2,789
                                                         ---------
                                                            7,173
                                                         ---------
TOTAL COMMON STOCK
  (Identified Cost $107,998)                               96,704
                                                         ---------



The accompanying notes are an integral part of the financial statements.

INVESTMENT PORTFOLIO - JUNE 30, 1999 (UNAUDITED)





                                          SHARES/PRINCIPAL     VALUE
MANNING & NAPIER SMALL CAP PORTFOLIO           AMOUNT        (NOTE 2)
----------------------------------------  -----------------  ---------
SHORT-TERM INVESTMENTS - 36.48%
Dreyfus Treasury Cash Management Fund. .              2,477  $  2,477
U.S. Treasury Bill, 7/08/1999. . . . . .  $          50,000    49,959
                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $52,436)                                     52,436
                                                             ---------

TOTAL INVESTMENTS - 103.77%
   (Identified Cost $160,434)                                 149,140

LIABILITIES, LESS OTHER ASSETS - (3.77)%                       (5,414)
                                                             ---------

NET ASSETS - 100%                                            $143,726
                                                             =========




* Non-income producing security


FEDERAL TAX INFORMATION:
At June 30, 1999, the net unrealized depreciation based on identified cost for federal income tax purposes of $ 160,434 was as follows:



Unrealized appreciation . . .  $   9,338
Unrealized depreciation . . .    (20,632)
                               ----------

UNREALIZED DEPRECIATION - NET   ($11,296)
                               ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  1999  (UNAUDITED)




                                                         VALUE
MANNING & NAPIER EQUITY PORTFOLIO              SHARES  (NOTE 2)
---------------------------------------------  ------  ---------
COMMON STOCK - 101.68%
BUSINESS SERVICES - 3.77%
National Data Corp. . . . . . . . . . . . . .     200  $  8,550
                                                       ---------

CHEMICAL & ALLIED PRODUCTS - 13.60%
   BIOLOGICAL PRODUCTS - 2.66%
   Sigma-Aldrich Corp.. . . . . . . . . . . .     175     6,027
                                                       ---------

   PHARMACEUTICAL PREPARATIONS - 10.94%
   Celltech plc* (United Kingdom) (Note 7). .     950     7,344
   Mylan Laboratories, Inc. . . . . . . . . .     475    12,588
   Teva Pharmaceutical Industries Ltd. - ADR
    (Note 7). . . . . . . . . . . . . . . . .     100     4,900
                                                       ---------
                                                         24,832
                                                         30,859
                                                       ---------

CRUDE PETROLEUM & NATURAL GAS - 7.90%
Gulf Canada Resources Ltd. - ADR* (Note 7). .   1,800     7,537
Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 7) . . . . . . . . . . . . . . .     675    10,394
                                                       ---------
                                                         17,931
                                                       ---------

DIAMONDS - 4.20%
De Beers Consolidated Mines - ADR (Note 7). .     400     9,550
                                                       ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 6.26%
Motorola, Inc.. . . . . . . . . . . . . . . .     150    14,212
                                                       ---------


FOOD & BEVERAGES - 6.42%
Bestfoods . . . . . . . . . . . . . . . . . .     100     4,950
Unilever plc - ADR (Note 7) . . . . . . . . .     258     9,611
                                                       ---------
                                                         14,561
                                                       ---------

GLASS PRODUCTS - 5.40%
Corning, Inc. . . . . . . . . . . . . . . . .     175    12,272
                                                       ---------

MANUFACTURING - MISCELLANEOUS - 3.78%
Mattel, Inc.. . . . . . . . . . . . . . . . .     325     8,592
                                                       ---------

PAPER & ALLIED PRODUCTS - 18.52%
Aracruz Celulose S.A. - ADR (Note 7). . . . .     450     9,900
Asia Pulp & Paper Co. Ltd. - ADR* (Note 7). .     975     9,384
Fort James Corp.. . . . . . . . . . . . . . .     250     9,469
International Paper co. . . . . . . . . . . .     150     7,575
Kimberly-Clark Corp.. . . . . . . . . . . . .     100     5,700
                                                       ---------
                                                         42,028
                                                       ---------

RESTAURANTS - 3.64%
McDonald's Corp.. . . . . . . . . . . . . . .     200     8,262
                                                       ---------

SOFTWARE - 13.22%
Computer Associates International, Inc. . . .     200    11,000
J. D. Edwards & Co. . . . . . . . . . . . . .     425     7,862
Oracle Corp.* . . . . . . . . . . . . . . . .     300    11,138
                                                       ---------
                                                         30,000
                                                       ---------



The accompanying notes are an integral part of the financial statements.
18

INVESTMENT PORTFOLIO - JUNE 30, 1999 (UNAUDITED)



                                                           VALUE
MANNING & NAPIER EQUITY PORTFOLIO (CONTINUED)    SHARES  (NOTE 2)
-----------------------------------------------  ------  ---------
TECHNICAL INSTRUMENTS & SUPPLIES - 6.56%
Eastman Kodak Co. . . . . . . . . . . . . . . .     100  $  6,775
Millipore Corp. . . . . . . . . . . . . . . . .     200     8,112
                                                         ---------
                                                           14,887
                                                         ---------

TELECOMMUNICATION SERVICES - 3.98%
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR PFD (Note 7). . . . . . . . . . . . . .     100     9,019
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR (Note 7). . . . . . . . . . . . . . . .     100         6
                                                         ---------
                                                            9,025
                                                         ---------

TRANSPORTATION  - RAILWAY - 4.43%
Canadian National Railway Co. - ADR (Note 7). .     150    10,050
                                                         ---------

TOTAL COMMON STOCK
  (Identified Cost $193,852)                              230,779
                                                         ---------

SHORT-TERM INVESTMENTS - 1.80%
Dreyfus Treasury Cash Management Fund
   (Identified Cost $4,088) . . . . . . . . . .   4,088     4,088
                                                         ---------

TOTAL INVESTMENTS - 103.48%
   (Identified Cost $197,940)                             234,867

LIABILITIES, LESS OTHER ASSETS - (3.48)%                   (7,899)
                                                         ---------

NET ASSETS - 100%                                        $226,968
                                                         =========




*Non-income producing security



FEDERAL TAX INFORMATION:
At June 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $197,940 was as follows:



Unrealized appreciation . . .  $41,505
Unrealized depreciation . . .   (4,578)
                               --------

UNREALIZED APPRECIATION - NET  $36,927
                               ========




The accompanying notes are an integral part of the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  1999  (UNAUDITED)




                                                        PRINCIPAL       VALUE
MANNING & NAPIER BOND PORTFOLIO                       AMOUNT/SHARES   (NOTE 2)
----------------------------------------------------  --------------  ---------
U.S. TREASURY SECURITIES -  52.72%
U.S. Treasury Note, 4.50%, 9/30/2000 . . . . . . . .  $        4,000  $  3,954
U.S. Treasury Note, 4.75%, 2/15/2004 . . . . . . . .           5,000     4,805
U.S. Treasury Note, 6.50%, 10/15/2006. . . . . . . .          30,000    30,956
U.S. Treasury Bond, 6.875%, 8/15/2025. . . . . . . .          35,000    37,789
                                                                      ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $75,514)                                               77,504
                                                                      ---------

U.S. GOVERNMENT AGENCIES - 47.73%
Federal Home Loan Bank Bond, 4.63%, 10/09/2001 . . .          15,000    14,601
Federal Home Loan Mortgage Bond, 6.13%, 8/19/1999. .          15,000    15,013
Federal National Mortgage Association Bond, 7.55%,
   4/22/2002 . . . . . . . . . . . . . . . . . . . .          15,000    15,605
Student Loan Marketing Association, 7.50%, 3/8/2000.          15,000    15,196
Tennessee Valley Authority, 5.00%, 12/18/2003. . . .           5,000     4,752
Tennessee Valley Authority, 6.375%, 6/15/2005. . . .           5,000     5,015
                                                                      ---------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $70,585)                                               70,182
                                                                      ---------

SHORT-TERM INVESTMENTS - 3.77%
Dreyfus Treasury Cash Management Fund
(Identified Cost $5,546) . . . . . . . . . . . . . .           5,546     5,546
                                                                      ---------

TOTAL INVESTMENTS - 104.22%
(Identified Cost $151,645)                                             153,232

LIABILITIES, LESS OTHER ASSETS - (4.22)%                                (6,211)
                                                                      ---------

NET ASSETS - 100%                                                     $147,021
                                                                      =========






FEDERAL TAX INFORMATION:

At June 30, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $151,645 was as follows:



Unrealized appreciation . . .  $2,330
Unrealized depreciation . . .    (743)
                               -------

UNREALIZED APPRECIATION - NET  $1,587
                               =======




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
JUNE 30, 1999


     MANNING & NAPIER INSURANCE FUND, INC.


                                       Moderate                Maximum
                                        Growth      Growth     Horizon     Small Cap     Equity       Bond
                                      Portfolio   Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                                      ----------  ----------  ----------  -----------  ----------  ----------

ASSETS:
Investments in securities (Note 2):
     At identified cost. . . . . . .  $  164,569  $  504,245  $  197,627  $  160,434   $  197,940  $  151,645
                                      ==========  ==========  ==========  ===========  ==========  ==========
     At value. . . . . . . . . . . .  $  168,201  $  521,242  $  218,773  $  149,140   $  234,867  $  153,232
Cash . . . . . . . . . . . . . . . .          --          --          --         331           --          --
Dividends receivable . . . . . . . .         204         918         427         375          400          --
Interest receivable. . . . . . . . .       1,511       2,018          42          --           --       2,533
Receivable for securities sold . . .          --       4,566          --          --           --          --
Receivable from investment advisor
  (Note 3) . . . . . . . . . . . . .       5,991       4,553       5,948       6,275        5,905       6,041
                                      ----------  ----------  ----------  -----------  ----------  ----------

TOTAL ASSETS . . . . . . . . . . . .     175,907     533,297     225,190     156,121      241,172     161,806
                                      ----------  ----------  ----------  -----------  ----------  ----------


LIABILITIES:

Accrued Directors' fees (Note 3) . .       5,602       5,602       5,602       5,602        5,602       5,602
Audit fee payable. . . . . . . . . .       4,286       4,286       4,286       4,286        4,286       4,286
Custodian fee payable. . . . . . . .         680       1,451         707         443        1,079         200
Other payables and accrued expenses.       3,183       2,633       2,723       2,064        3,237       4,697
                                      ----------  ----------  ----------  -----------  ----------  ----------

TOTAL LIABILITIES. . . . . . . . . .      13,751      13,972      13,318      12,395       14,204      14,785
                                      ----------  ----------  ----------  -----------  ----------  ----------

NET ASSETS . . . . . . . . . . . . .  $  162,156  $  519,325  $  211,872  $  143,726   $  226,968  $  147,021
                                      ==========  ==========  ==========  ===========  ==========  ==========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . .  $      140  $      391  $      159  $      166   $      141  $      134
Additional paid-in-capital . . . . .     140,303     463,597     155,696     158,133      140,507     134,176
Undistributed net investment income.       7,906      21,755       3,681       1,679        2,709      11,110
Accumulated net realized gain (loss)
on investments . . . . . . . . . . .      10,175      16,585      31,190      (4,952)      46,684          14
Net unrealized appreciation
    (depreciation) on investments. .       3,632      16,997      21,146     (11,300)      36,927       1,587
                                      ----------  ----------  ----------  -----------  ----------  ----------

TOTAL NET ASSETS . . . . . . . . . .  $  162,156  $  519,325  $  211,872  $  143,726   $  226,968  $  147,021
                                      ==========  ==========  ==========  ===========  ==========  ==========

SHARES OUTSTANDING . . . . . . . . .      14,007      39,131      15,943      16,632       14,082      13,357
                                      ==========  ==========  ==========  ===========  ==========  ==========

NET ASSET VALUE PER SHARE. . . . . .  $    11.58  $    13.27  $    13.29  $     8.64   $    16.12  $    11.01
                                      ==========  ==========  ==========  ===========  ==========  ==========





The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDING JUNE 30, 1999
     MANNING & NAPIER INSURANCE FUND, INC.


                                           Moderate                   Maximum
                                            Growth       Growth       Horizon     Small Cap     Equity        Bond
                                           Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                          -----------  -----------  -----------  -----------  -----------  -----------

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . .  $    3,111   $    6,364   $      689   $    1,147   $      175   $    4,367
Dividends. . . . . . . . . . . . . . . .         912        4,034        2,027          817        2,066           --
                                          -----------  -----------  -----------  -----------  -----------  -----------

Total Investment Income. . . . . . . . .       4,023       10,398        2,716        1,964        2,241        4,367
                                          -----------  -----------  -----------  -----------  -----------  -----------


EXPENSES:

Management fees (Note 3) . . . . . . . .         771        2,577          920          685          956          369
Directors' fees (Note 3) . . . . . . . .       3,819        3,819        3,819        3,819        3,819        3,819
Audit fee. . . . . . . . . . . . . . . .       1,418        1,418        1,418        1,418        1,418        1,418
Custodian fee. . . . . . . . . . . . . .         361        1,064          496          541          496          113
Miscellaneous. . . . . . . . . . . . . .       1,319        1,345        1,318        1,319        1,319        1,319
                                          -----------  -----------  -----------  -----------  -----------  -----------

Total Expenses . . . . . . . . . . . . .       7,688       10,223        7,971        7,782        8,008        7,038

Less Reduction of Expenses (Note 3). . .      (6,763)      (7,130)      (6,868)      (6,960)      (6,861)      (6,410)
                                          -----------  -----------  -----------  -----------  -----------  -----------

Net Expenses . . . . . . . . . . . . . .         925        3,093        1,103          822        1,147          628
                                          -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME. . . . . . . . . .       3,098        7,305        1,613        1,142        1,094        3,739
                                          -----------  -----------  -----------  -----------  -----------  -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments.       1,706        7,866        7,776       (6,522)       8,298           --
Net change in unrealized appreciation
   (depreciation) on investments . . . .       4,028       38,762       32,464        9,909       45,882       (8,301)
                                          -----------  -----------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS. . . . . .       5,734       46,628       40,240        3,387       54,180       (8,301)
                                          -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . .  $    8,832   $   53,933   $   41,853   $    4,529   $   55,274   $   (4,562)
                                          ===========  ===========  ===========  ===========  ===========  ===========




The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


     MANNING & NAPIER INSURANCE FUND INC



                                           MODERATE GROWTH                                                MAXIMUM HORIZON
                                              PORTFOLIO                   GROWTH PORTFOLIO                   PORTFOLIO
                                          -----------------              ------------------              -----------------
                                             FOR THE SIX                    FOR THE SIX                     FOR THE SIX
                                               MONTHS         FOR THE          MONTHS         FOR THE         MONTHS
                                                ENDED           YEAR           ENDED            YEAR           ENDED
                                               6/30/99         ENDED          6/30/99          ENDED          6/30/99
                                             (UNAUDITED)      12/31/98      (UNAUDITED)       12/31/98      (UNAUDITED)
                                          -----------------  ----------  ------------------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $           3,098  $   4,809   $           7,305   $  14,453   $           1,613
Net realized gain (loss) on investments.              1,706      8,469               7,866       8,719               7,776
Net change in unrealized appreciation
  (depreciation) on investments. . . . .              4,028     (4,340)             38,762     (24,073)             32,464
                                          -----------------  ----------  ------------------  ----------  -----------------

Net increase (decrease)
 from operations . . . . . . . . . . . .              8,832      8,938              53,933        (901)             41,853
                                          -----------------  ----------  ------------------  ----------  -----------------

DISTRIBUTIONS TO
SHAREHOLDERS:

From net investment income . . . . . . .                 --     (4,553)                 --      (4,332)                 --
From net realized gain on investment . .                 --     (8,400)                 --     (19,198)                 --
                                          -----------------  ----------  ------------------  ----------  -----------------
Total distributions to shareholders. . .                 --    (12,953)                 --     (23,530)                 --
                                          -----------------  ----------  ------------------  ----------  -----------------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase (decrease) from capital
 share transactions (Note 5) . . . . . .                 --     12,953            (149,365)    320,960                  --
                                          -----------------  ----------  ------------------  ----------  -----------------

Net increase (decrease) in net assets. .              8,832      8,938             (95,432)    296,529              41,853


NET ASSETS:

Beginning of Period. . . . . . . . . . .            153,324    144,386             614,757     318,228             170,019
                                          -----------------  ----------  ------------------  ----------  -----------------

END OF PERIOD. . . . . . . . . . . . . .  $         162,156  $ 153,324   $         519,325   $ 614,757   $         211,872
                                          =================  ==========  ==================  ==========  =================








                                           FOR THE
                                             YEAR
                                            ENDED
                                           12/31/98
                                          ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $   1,789
Net realized gain (loss) on investments.     24,566
Net change in unrealized appreciation
  (depreciation) on investments. . . . .    (19,874)
                                          ----------

Net increase (decrease)
 from operations . . . . . . . . . . . .      6,481
                                          ----------

DISTRIBUTIONS TO
SHAREHOLDERS:

From net investment income . . . . . . .     (2,062)
From net realized gain on investment . .    (26,832)
                                          ----------
Total distributions to shareholders. . .    (28,894)
                                          ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase (decrease) from capital
 share transactions (Note 5) . . . . . .     28,894


Net increase (decrease) in net assets. .      6,481


NET ASSETS:

Beginning of Period. . . . . . . . . . .    163,538
                                          ----------

END OF PERIOD. . . . . . . . . . . . . .  $ 170,019
                                          ==========




The accompanying notes are an integral part of the financial statements.



     MANNING & NAPIER INSURANCE FUND INC



                                           SMALL CAP PORTFOLIO                EQUITY PORTFOLIO                BOND PORTFOLIO
                                          ---------------------              ------------------              ----------------
                                                 FOR THE                          FOR THE                        FOR THE
                                               SIX MONTHS         FOR THE        SIX MONTHS       FOR THE       SIX MONTHS
                                                  ENDED             YEAR           ENDED            YEAR          ENDED
                                                 6/30/99           ENDED          6/30/99          ENDED         6/30/99
                                               (UNAUDITED)        12/31/98      (UNAUDITED)       12/31/98     (UNAUDITED)
                                          ---------------------  ----------  ------------------  ----------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $              1,142   $     512   $            1,094  $   1,615   $         3,739
Net realized gain (loss) on investments.                (6,522)      1,595                8,298     38,529                --
Net change in unrealized appreciation
   (depreciation) on investments . . . .                 9,909     (19,708)              45,882    (33,939)           (8,301)
                                          ---------------------  ----------  ------------------  ----------  ----------------

Net increase (decrease)
   from operations . . . . . . . . . . .                 4,529     (17,601)              55,274      6,205            (4,562)
                                          ---------------------  ----------  ------------------  ----------  ----------------

DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2) :

From net investment income . . . . . . .                    --          --                   --       (628)               --
From net realized gains on
investments. . . . . . . . . . . . . . .                    --     (27,459)                  --    (10,220)               --
                                          ---------------------  ----------  ------------------  ----------  ----------------
Total distributions to shareholders. . .                    --     (27,459)                  --    (10,848)               --
                                          ---------------------  ----------  ------------------  ----------  ----------------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 5) . . . . . . . .                    --      27,459                   --     10,848                --
                                          ---------------------  ----------  ------------------  ----------  ----------------

Net increase (decrease) in net assets. .                 4,529     (17,601)              55,274      6,205            (4,562)
                                          ---------------------  ----------  ------------------  ----------  ----------------


NET ASSETS:

Beginning of Period. . . . . . . . . . .               139,197     156,798              171,694    165,489           151,583
                                          ---------------------  ----------  ------------------  ----------  ----------------

END OF PERIOD. . . . . . . . . . . . . .  $            143,726   $ 139,197   $          226,968  $ 171,694   $       147,021
                                          =====================  ==========  ==================  ==========  ================







                                           FOR THE
                                             YEAR
                                            ENDED
                                           12/31/98
                                          ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $   7,372
Net realized gain (loss) on investments.         14
Net change in unrealized appreciation
   (depreciation) on investments . . . .      5,955
                                          ----------

Net increase (decrease)
   from operations . . . . . . . . . . .     13,341
                                          ----------

DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2) :

From net investment income . . . . . . .     (6,858)
From net realized gains on
investments. . . . . . . . . . . . . . .         --
                                          ----------
Total distributions to shareholders. . .     (6,858)
                                          ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 5) . . . . . . . .      6,858
                                          ----------

Net increase (decrease) in net assets. .     13,341
                                          ----------


NET ASSETS:

Beginning of Period. . . . . . . . . . .    138,242
                                          ----------

END OF PERIOD. . . . . . . . . . . . . .  $ 151,583
                                          ==========




The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS



          MANNING & NAPIER INSURANCE FUND, INC.



                                                          MODERATE GROWTH PORTFOLIO
                                           FOR THE SIX                                                             FOR THE SIX
                                             MONTHS                FOR THE             FOR THE       FOR THE         MONTHS
                                              ENDED                 YEAR                 YEAR         PERIOD          ENDED
                                             6/30/99                ENDED               ENDED      11/1/96 1 TO      6/30/99
                                           (UNAUDITED)            12/31/98             12/31/97      12/31/96      (UNAUDITED)
                                          -------------  ---------------------------  ----------  --------------  -------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD       $10,95                $11.33               $10.11        $10.00         $11.90
                                          -------------  ---------------------------  ----------  --------------  -------------
Income from investment operations:
Net investment income* . . . . . . . . .         0.221                        0.343       0.357           0.065          0.276
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .         0.409                        0.293       0.928           0.045          1.094
                                          -------------  ---------------------------  ----------  --------------  -------------
Total from investment operations . . . .         0.630                        0.636       1.285           0.110          1.370
                                          -------------  ---------------------------  ----------  --------------  -------------

Less distributions to shareholders:
From net investment income . . . . . . .            --                       (0.357)     (0.065)             --             --
From net realized gain on investments. .            --                       (0.659)         --              --             --
                                          -------------  ---------------------------  ----------  --------------  -------------
Total distributions to shareholders. . .            --                       (1.016)     (0.065)             --             --
                                          -------------  ---------------------------  ----------  --------------  -------------

NET ASSET VALUE - END OF PERIOD. . . . .  $      11.58   $                    10.95   $   11.33   $       10.11   $      13.27
                                          =============  ===========================  ==========  ==============  =============

Total return 2 . . . . . . . . . . . . .          5.75%                        6.25%      12.73%           1.10%         11.51%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . .        1.20%3                         1.20%       1.20%         1.20%3         1.20%3
    Net investment income *. . . . . . .        4.02%3                         3.25%       3.35%         4.08%3         2.83%3
Portfolio turnover . . . . . . . . . . .            18%                          69%         53%              0%            40%

NET ASSETS - END OF PERIOD . . . . . . .  $    162,156   $                  153,324   $ 144,386   $     128,104   $    519,325
                                          =============  ===========================  ==========  ==============  =============



                                           GROWTH PORTFOLIO

                                               FOR THE         FOR THE       FOR THE
                                                 YEAR            YEAR         PERIOD
                                                ENDED           ENDED      11/1/96 1 TO
                                               12/31/98        12/31/97      12/31/96
                                          ------------------  ----------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD          $12.17          $10.25        $10.00
                                          ------------------  ----------  --------------
Income from investment operations:
Net investment income* . . . . . . . . .              0.202       0.166           0.050
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .             0.003 4      1.804           0.200
                                          ------------------  ----------  --------------
Total from investment operations . . . .              0.205       1.970           0.250
                                          ------------------  ----------  --------------

Less distributions to shareholders:
From net investment income . . . . . . .             (0.087)     (0.050)             --
From net realized gain on investments. .             (0.388)         --              --
                                          ------------------  ----------  --------------
Total distributions to shareholders. . .             (0.475)     (0.050)             --
                                          ------------------  ----------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $           11.90   $   12.17   $       10.25
                                          ==================  ==========  ==============

Total return 2 . . . . . . . . . . . . .               2.07%      19.23%           2.50%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . .               1.20%       1.20%         1.20%3
    Net investment income *. . . . . . .               2.47%       2.42%         3.11%3
Portfolio turnover . . . . . . . . . . .                138%         90%              3%

NET ASSETS - END OF PERIOD . . . . . . .  $         614,757   $ 318,228   $     129,874
                                          ==================  ==========  ==============



* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $  (0.261)  $(0.516)  $(1.024)  $ 0.044  $ 0.006  $0.030   $(0.505)  $ 0.029
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     9.97%3      9.34%    14.16%   2.50%3   3.97%3    3.30%    10.98%   2.50%3
   Net investment income (loss).   (4.75)%3    (4.89)%   (9.61)%   2.78%3   0.06%3    0.37%   (7.36)%   1.81%3




1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of portfolio shares in relation to fluctuating market values of the investments of the portfolio.


The accompanying notes are an integral part of the financial statements.


                         MANNING & NAPIER INSURANCE FUND, INC.



                                                          MAXIMUM HORIZON PORTFOLIO
                                           FOR THE SIX                                                             FOR THE SIX
                                             MONTHS                FOR THE             FOR THE       FOR THE         MONTHS
                                              ENDED                 YEAR                 YEAR         PERIOD          ENDED
                                             6/30/99                ENDED               ENDED      11/1/96 1 TO      6/30/99
                                           (UNAUDITED)            12/31/98             12/31/97      12/31/96      (UNAUDITED)
                                          -------------  ---------------------------  ----------  --------------  -------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD       $10.66                $12.89               $10.44        $10.00          $8.37
                                          -------------  ---------------------------  ----------  --------------  -------------
Income from investment operations:
Net investment income (loss)*. . . . . .         0.101                        0.127       0.093           0.023          0.069
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .         2.529                     (0.079)4       2.380           0.417          0.201
                                          -------------  ---------------------------  ----------  --------------  -------------
Total from investment operations . . . .         2.630                        0.048       2.473           0.440          0.270
                                          -------------  ---------------------------  ----------  --------------  -------------

Less distributions to shareholders:
From net investment income . . . . . . .            --                       (0.163)     (0.023)             --             --
From net realized gain on investments. .            --                       (2.115)         --              --             --
                                          -------------  ---------------------------  ----------  --------------  -------------
Total distributions to shareholders. . .            --                       (2.278)     (0.023)             --             --
                                          -------------  ---------------------------  ----------  --------------  -------------

NET ASSET VALUE - END OF PERIOD. . . . .  $      13.29   $                    10.66   $   12.89   $       10.44   $       8.64
                                          =============  ===========================  ==========  ==============  =============

Total return 2 . . . . . . . . . . . . .         24.67%                        3.91%      23.69%           4.40%          3.23%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .        1.20%3                         1.20%       1.20%         1.20%3         1.20%3
    Net investment income (loss)*. . . .        1.75%3                         1.08%       0.78%         1.43%3         1.67%3
Portfolio turnover . . . . . . . . . . .            36%                         100%        120%              4%            34%

NET ASSETS - END OF PERIOD . . . . . . .  $    211,872   $                  170,019   $ 163,538   $     132,216   $    143,727
                                          =============  ===========================  ==========  ==============  =============



                                           SMALL CAP PORTFOLIO

                                                 FOR THE          FOR THE       FOR THE
                                                  YEAR              YEAR         PERIOD
                                                  ENDED            ENDED      11/1/96 1 TO
                                                12/31/98          12/31/97      12/31/96
                                          ---------------------  ----------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD           $12.13            $10.72        $10.00
                                          ---------------------  ----------  --------------
Income from investment operations:
Net investment income (loss)*. . . . . .                 0.031      (0.027)          0.009
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                (1.666)      1.446           0.711
                                          ---------------------  ----------  --------------
Total from investment operations . . . .                (1.635)      1.419           0.720
                                          ---------------------  ----------  --------------

Less distributions to shareholders:
From net investment income . . . . . . .                    --      (0.009)             --
From net realized gain on investments. .                (2.125)         --              --
                                          ---------------------  ----------  --------------
Total distributions to shareholders. . .                (2.125)     (0.009)             --
                                          ---------------------  ----------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $               8.37   $   12.13   $       10.72
                                          =====================  ==========  ==============

Total return 2 . . . . . . . . . . . . .               (11.18)%      13.23%           7.20%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                  1.20%       1.20%         1.20%3
    Net investment income (loss)*. . . .                  0.33%     (0.23%)         0.55%3
Portfolio turnover . . . . . . . . . . .                   155%         72%              9%

NET ASSETS - END OF PERIOD . . . . . . .  $            139,197   $ 156,798   $     138,374
                                          =====================  ==========  ==============



* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $  (0.330)  ($0.723)  $ (1.285)  $ 0.002  $  (0.350)  $(0.705)  $ (1.357)  $  (0.012)
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     8.67%3      8.43%     12.76%   2.50%3    11.35%3      9.04%     12.53%     2.50%3
   Net investment income (loss).   (5.72)%3    (6.15)%   (10.78)%   0.13%3   (8.48)%3    (7.51)%   (11.56%)   (0.75%)3



1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of portfolio shares in relation to fluctuating market values of the investments of the portfolio.

The accompanying notes are an integral part of the financial statements.



          MANNING & NAPIER INSURANCE FUND, INC.



                                                           EQUITY PORTFOLIO

                                           FOR THE SIX         FOR THE         FOR THE       FOR THE       FOR THE SIX
                                           MONTHS ENDED          YEAR            YEAR         PERIOD       MONTHS ENDED
                                             6/30/99            ENDED           ENDED      11/1/96 1 TO      6/30/99
                                           (UNAUDITED)         12/31/98        12/31/97      12/31/96      (UNAUDITED)
                                          --------------  ------------------  ----------  --------------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD        $12.19            $12.78          $10.56        $10.00          $11.35
                                          --------------  ------------------  ----------  --------------  --------------
Income from investment operations:
Net investment income* . . . . . . . . .          0.077               0.115       0.048           0.047           0.280
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .          3.853               0.133       2.219           0.513          (0.620)
                                          --------------  ------------------  ----------  --------------  --------------
Total from investment operations . . . .          3.930               0.248       2.267           0.560          (0.340)
                                          --------------  ------------------  ----------  --------------  --------------

Less distributions to shareholders:
From net investment income . . . . . . .             --              (0.049)     (0.047)             --              --
From net realized gain on investments. .             --              (0.789)         --              --              --
                                          --------------  ------------------  ----------  --------------  --------------
Total distribution to shareholders . . .             --              (0.838)     (0.047)             --              --
                                          --------------  ------------------  ----------  --------------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $       16.12   $           12.19   $    12.78   $       10.56   $       11.01
                                          ==============  ==================  ==========  ==============  ==============

Total return2. . . . . . . . . . . . . .          32.24%               3.69%      21.46%           5.60%         (3.00)%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .         1.20%3                1.20%       1.20%         1.20%3          0.85%3
    Net investment income *. . . . . . .         1.14%3                0.98%       0.41%         2.84%3          5.06%3
Portfolio turnover . . . . . . . . . . .             57%                 68%         50%             29%              0%

NET ASSETS - END OF PERIOD . . . . . . .  $     226,968   $         171,694   $ 165,489   $     136,267   $     147,021
                                          ==============  ==================  ==========  ==============  ==============



                                           BOND PORTFOLIO

                                              FOR THE        FOR THE       FOR THE
                                                YEAR           YEAR         PERIOD
                                               ENDED          ENDED      11/1/96 1 TO
                                              12/31/98       12/31/97      12/31/96
                                          ----------------  ----------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD         $10.85         $9.94         $10.00
                                          ----------------  ----------  --------------
Income from investment operations:
Net investment income* . . . . . . . . .            0.552       0.538           0.062
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .            0.486       0.434          (0.122)
                                          ----------------  ----------  --------------
Total from investment operations . . . .            1.038       0.972          (0.060)
                                          ----------------  ----------  --------------

Less distributions to shareholders:
From net investment income . . . . . . .           (0.538)     (0.062)             --
From net realized gain on investments. .               --          --              --
                                          ----------------  ----------  --------------
Total distribution to shareholders . . .           (0.538)     (0.062)             --
                                          ----------------  ----------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $         11.35   $   10.85   $        9.94
                                          ================  ==========  ==============

Total return2. . . . . . . . . . . . . .             9.65%       9.81%         (0.60)%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .             0.85%       0.85%         0.85%3
    Net investment income *. . . . . . .             5.09%       5.29%         3.92%3
Portfolio turnover . . . . . . . . . . .               11%          0%              0%

NET ASSETS - END OF PERIOD . . . . . . .  $       151,583   $ 138,242   $     125,875
                                          ================  ==========  ==============




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $  (0.408)  $ (0.737)  $ (1.268)  $ 0.025  $  (0.200)  $(0.333)  $(0.827)  $ 0.036
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     8.38%3      8.46 %     12.44%   2.50%3     9.52%3      9.01%    14.27%   2.50%3
   Net investment income (loss).   (6.04)%3    (6.28 )%   (10.83)%   1.54%3   (3.61)%3    (3.07)%   (8.13)%   2.27%3




1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.     ORGANIZATION
Manning  &  Napier  Moderate  Growth  Portfolio  ("Moderate Growth  Portfolio"),
Manning & Napier Growth Portfolio ("Growth Portfolio"), Manning & Napier Maximum Horizon Portfolio ("Maximum Horizon Portfolio"), Manning & Napier Small Cap Portfolio ("Small Cap Portfolio"), Manning & Napier Equity Portfolio ("Equity Portfolio"), and Manning & Napier Bond Portfolio ("Bond Portfolio") are no-load diversified portfolios (collectively the "Portfolios") of Manning & Napier Insurance Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Liberty Life Insurance Company of Boston.

The total authorized capital stock of the Fund consists of 300 million shares of common stock each having a par value of $0.01. As of June 30, 1999, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximated market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolio qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax have been made in the financial statements.

The Portfolios uses the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

DISTRIBUTION OF INCOME AND GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Portfolios may periodically make reclassifications among its capital accounts without impacting the Portfolios' net asset value.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investment that result from fluctuations in foreign currency exchange rates is not separately stated.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Portfolios may purchase or sell forward foreign currency contracts in order to hedge portfolio positions or specific transactions. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At June 30, 1999, the Portfolios had no open foreign currency exchange contracts.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Portfolios pay the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 1.00% for the Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, and the Equity Portfolio and 0.50% for Bond Portfolio. For the six months ended June 30, 1999, the fees amounted to: $771 for the Moderate Growth Portfolio; $2,577 for the Growth Portfolio; $920 for the Maximum Horizon Portfolio; $685 for the Small Cap Portfolio; $956 for the Equity Portfolio; and $369 for the Bond Portfolio.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Portfolios in order to maintain total expenses for the Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, and the Equity Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year.
Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $5,992 for the Moderate Growth Portfolio, $4,553 for the Growth Portfolio, $5,948 for the Maximum Horizon Portfolio, $6,275 for the Small Cap
Portfolio, $5,905 for the Equity Portfolio, and $6,041 for the Bond Portfolio, for the six months ended June 30, 1999.

NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Funds. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

The compensation of the non-affiliated Directors totaled $3,819 for each Portfolios for the six months ended June 30, 1999.

4.     BENEFICIAL  OWNERSHIP

     At June 30, 1999, the Advisor was a significant shareholder in each of the Funds, and Keyport Life Insurance Company was a significant shareholder in the Growth Portfolio.

5.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 1999 were as follows:



                             PURCHASES                      SALES
                           --------------               --------------
PORTFOLIOS                 OTHER ISSUERS   GOVERNMENT   OTHER ISSUERS   GOVERNMENT
-------------------------  --------------  -----------  --------------  -----------
Moderate Growth Portfolio  $       12,008  $    18,923  $       22,448  $     4,744
Growth Portfolio. . . . .          96,571      101,315         216,041      192,439
Maximum Horizon Portfolio          63,826           --          75,440        5,120
Small Cap Portfolio . . .          31,317           --          45,002           --
Equity Portfolio. . . . .         115,866           --         111,063           --
Bond Portfolio. . . . . .              --        9,741              --           --





6.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  capital  shares  of  Portfolios  were  as  follows:





                           FOR THE SIX MONTHS                        FOR THE YEAR
                              ENDED 6/30/99                          ENDED 12/31/98
                           -------------------                       ----------------
PORTFOLIOS                       SHARES              AMOUNT          SHARES        AMOUNT
-------------------------  ------------------   ---------------   ------------   ---------
Moderate Growth Portfolio
      Reinvested. . . . .                  --                --          1,266   $  12,953

Growth Portfolio
      Sold. . . . . . . .               4,207   $        51,163         39,407   $ 498,864
      Reinvested. . . . .                  --                --          2,171      23,530
      Repurchased . . . .             (16,753)          200,529        (16,050)   (201,434)
                           -------------------  ----------------  -------------  ----------
      Total . . . . . . .             (12,546)  $      (149,365)        25,528   $ 320,960
                           ===================  ================  =============  ==========

Maximum Horizon Portfolio
      Reinvested. . . . .                  --                --          3,253   $  28,894

Small Cap Portfolio
      Reinvested. . . . .                  --                --          3,711   $  27,459

Equity Portfolio
      Reinvested. . . . .                  --                --          1,128   $  10,848

Bond Portfolio
      Reinvested. . . . .                  --                --            614   $   6,858





There were no shares repurchased during the six months ended June 30, 1999 or the year ended December 31, 1998, other than in the Growth Portfolio.

NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)

7.     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on June 30, 1999.

8.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable domestic companies and the United States Government.